Discontinued Operations (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Jan. 01, 2011	Oct. 02, 2010	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010	Sep. 30, 2009 da Vinci	Oct. 03, 2009 da Vinci	Jul. 03, 2010 da Vinci
Discontinued Operations
Gross proceeds from sale of certain non-core assets												$ 2.5
Gain (loss) on sale of certain non-core assets related to subsidiaries													0.2
Loss from discontinued operations, net of tax	$ (23.6)	$ (1.2)	$ (2.5)	$ (2.2)	$ (1.9)	$ (1.9)	$ (1.7)	$ (1.6)	$ (29.5)	$ (7.1)	$ (10.6)			$ (2.1)